STOCKHOLDER'S DEFICIT	1 Months Ended	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
SHAREHOLDERS' DEFICIT
STOCKHOLDER'S DEFICIT

NOTE 3. STOCKHOLDER’S DEFICIT

Common Stock

The Company is authorized to issue 100 shares of common stock with a par value of $0.0001 per share. On December 29, 2025, the Company issued 100 shares of common stock to Archimedes II for an aggregate purchase price of $10. Accordingly, as of December 31, 2025, the payment due to the Company is recorded as stock subscription receivable in the stockholder’s deficit section of the accompanying balance sheet. As of December 31, 2025, there are 100 shares of common stock issued and outstanding. Each share of common stock entitles the holder to one vote.

NOTE 5. STOCKHOLDER’S DEFICIT

Common Stock

The Company is authorized to issue 100 shares of common stock with a par value of $0.0001 per share. On December 29, 2025, the Company issued 100 shares of common stock to Archimedes II for an aggregate purchase price of $10. Accordingly, as of March 31, 2026 and December 31, 2025, the payment due to the Company is recorded as stock subscription receivable in the stockholder’s deficit section of the accompanying balance sheets. As of March 31, 2026 and December 31, 2025, there are 100 shares of common stock issued and outstanding. Each share of common stock entitles the holder to one vote.